Promissory Notes Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Debt Disclosure [Abstract]
PROMISSORY NOTES PAYABLE

NOTE 8 - PROMISSORY NOTES PAYABLE

Between September 2017 and January 2018, the Company issued two-year Convertible Promissory Notes (the “Notes”) and warrants, for aggregate gross proceeds of $7,205,000, $6,534,400 net of direct debt issuance costs. The notes have an interest rate of 7% per annum. The notes are convertible at the option of the holder at any time prior to maturity into shares of the Company’s common stock at $0.75 per share. In addition, the notes automatically convert at a discount upon the Company attaining an Equity Financing, as defined in the note agreements. An Equity Financing occurred on October 18, 2018, see Note 12 - Subsequent Events. The warrants have a 7-year term and are exercisable at $1.50 per share for 4,803,330 common shares. The redemption features in the Notes is an embedded derivative which has been bifurcated and are being adjusted to fair value at each reporting period.

In connection with the Notes, the Company incurred fees to the placement agent and other professionals. In addition, the placement agent received 804,000 warrants exercisable into the Company’s common stock at $1.65 per share. The warrants had an aggregate fair value of approximately $200,700 using the Black Scholes option pricing model. The fees were recorded as a reduction to the Notes and will be amortized over the term of the Notes as additional interest using the effective interest method.

NOTE 8 – PROMISSORY NOTES PAYABLE

During the year ended June 30, 2018 the Company issued two year Convertible Promissory Notes, (the “Notes”) and warrants, for aggregate gross proceeds of $7,205,000, $6,534,400 net of direct debt issuance costs. The Notes are convertible at the option of the holder at any time prior to maturity into shares of the Company’s common stock at $0.75 per share. In addition, the Notes automatically convert at a discount upon the Company attaining an Equity Financing, as defined in the Note agreements. The warrants have a seven year term and are exercisable at $1.50 per share. The redemption features in the Notes is an embedded derivative which has been bifurcated and will be adjusted to fair value at each reporting period.

In connection with the Notes, the Company incurred fees to the placement agent and other professionals. In addition, the placement agent received 804,000 warrants exercisable into the Company’s common stock at $1.65 per share. The warrants had an aggregate fair value of approximately $200,700 using the Black Scholes option pricing model. The fees were recorded as a reduction to the Notes and will be amortized over the term of the Notes as additional interest using the effective interest method.